Expense Example - Janus Henderson Asset-Backed Securities ETF - Janus Henderson Asset-Backed Securities ETF Shares, Janus Henderson Asset-Backed Securities ETF	Jul. 21, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	$ 106